Organization and Basis of Presentation - Summary of Hotels Owned, Franchised and Number of Associated Rooms (Detail)	Dec. 31, 2016 Hotel Room	Dec. 31, 2015 Hotel Room	Dec. 31, 2014 Hotel Room
Real Estate Properties [Line Items]
Number of hotels | Hotel	888	886	867
Number of rooms | Room	87,200	87,500	86,500
Owned [Member]
Real Estate Properties [Line Items]
Number of hotels | Hotel	321	340	352
Number of rooms | Room	41,000	43,400	44,800
Joint Venture [Member]
Real Estate Properties [Line Items]
Number of hotels | Hotel	1	1	1
Number of rooms | Room	200	200	200
Franchised [Member]
Real Estate Properties [Line Items]
Number of hotels | Hotel	566	545	514
Number of rooms | Room	46,000	43,900	41,500